Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of the Parent Company Only [Abstract]
Condensed Financial Information of the Parent Company Only
(18)	Condensed Financial Information of the Parent Company Only

Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:

Condensed Balance Sheets

	December 31,
	2011	2010
Assets

Cash and due from bank subsidiaries	$13,281,671	$12,448,772
Investment in equity securities	1,486,000	1,486,000
Investment in subsidiaries	140,361,330	138,677,199
Premises and equipment	1,611	3,662
Deferred tax asset	1,610,808	166,349
Other assets	9,921	21,430

Total assets	$156,751,341	$152,803,412

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486,000	$49,486,000
Other liabilities	4,689,568	1,829,101
Stockholders’ equity	102,575,773	101,488,311

Total liabilities and stockholders’ equity	$156,751,341	$152,803,412

Condensed Statements of Operations

	For the Years Ended December 31,
	2011	2010	2009

Income
Interest and dividends received from subsidiaries	$5,191,614	$4,405,349	$247,842

Total income	5,191,614	4,405,349	247,842

Expenses
Interest on subordinated notes	1,301,178	1,525,553	2,446,742
Other	2,605,082	2,904,355	3,057,108

Total expenses	3,906,260	4,429,908	5,503,850

Income (loss) before income tax benefit and equity in undistributed income of subsidiaries	1,285,354	(24,559)	(5,256,008)
Income tax benefit	1,367,927	1,449,929	1,918,880
Equity in undistributed income (loss) of subsidiaries	203,989	(4,977,110)	8,292,885

Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757

Condensed Statements of Cash Flows

	2011	2010	2009

Cash flows from operating activities:
Net income (loss)	$2,857,270	$(3,551,740)	$4,955,757
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	2,051	2,441	3,404
Equity in undistributed (income) losses of subsidiaries	(203,989)	4,977,110	(8,292,885)
Stock based compensation expense	57,874	87,310	130,459
(Increase) decrease in deferred tax asset	(274,245)	(37,876)	120,281
Other, net	(89,557)	381,702	(109,419)

Net cash provided by (used in) operating activities	2,349,404	1,858,947	(3,192,403)

Cash flows from investing activities:

Purchase of premise and equipment	—	—	(3,052)
Proceeds from sale premise and equipment	—	—	500
Investment in subsidiary	900,000	(1,250,000)	(8,000,000)

Net cash provided by (used in) investing activities	900,000	(1,250,000)	(8,002,552)

Cash flows from financing activities:

Proceeds from issuance of preferred stock and warrant	—	—	—
Purchase of treasury stock	—	—	—
Cash dividends paid - preferred stock	(1,512,750)	(1,512,750)	(1,369,879)
Cash dividends paid - common stock	(903,755)	(1,385,230)	(2,665,557)

Net cash used in financing activities	(2,416,505)	(2,897,980)	(4,035,436)

Net increase (decrease) in cash and due from banks	832,899	(2,289,033)	(15,230,391)

Cash and due from banks at beginning of year	12,448,772	14,737,805	29,968,196

Cash and due from banks at end of year	$13,281,671	$12,448,772	$14,737,805